Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property Plant and Equipment, Net [Abstract]
Acquisition of property and equipment on credit	$ 726	$ 512
Impairment losses of property, plant and equipment		$ 9,478	$ 8,031